S000001250 [Member] Expense Example - CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND - CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	289
Expense Example, with Redemption, 10 Years	$ 658